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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2011
                        TO PROSPECTUS DATED MAY 1, 2011

This supplement modifies information in the prospectus dated May 1, 2011 for the Series XC variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

CHANGE TO PAGE 1 OF PROSPECTUS

The Series XC variable annuity contract is currently available for new sales in the state of Oregon through certain selling firms.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                             Telephone: 800-343-8496
 Irvine, CA 92614




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